Nuveen Core Equity Alpha Fund
Portfolio of Investments March 31,2024
(Unaudited)
JCE
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.2%
X –
COMMON STOCKS - 98.8% X 227,943,432
Automobiles & Components - 0.6%
7,560 (b) Tesla Inc $ 1,328,972
Total Automobiles & Components 1,328,972
Banks - 2.7%
2,985 Bank of America Corp 113,191
29,890 Citigroup Inc 1,890,244
21,470 JPMorgan Chase & Co 4,300,441
Total Banks 6,303,876
Capital Goods - 8.2%
9,820 AGCO Corp 1,208,056
4,710 Curtiss-Wright Corp 1,205,477
12,950 Esab Corp 1,431,882
29,770 Flowserve Corp 1,359,894
6,200 General Dynamics Corp 1,751,438
15,280 General Electric Co 2,682,099
9,220 Honeywell International Inc 1,892,405
3,770 Lockheed Martin Corp 1,714,860
3,270 Northrop Grumman Corp 1,565,218
1,160 Parker-Hannifin Corp 644,716
5,290 Trane Technologies PLC 1,588,058
22,120 Vertiv Holdings Co, Class A 1,806,540
Total Capital Goods 18,850,643
Commercial & Professional Services - 2.2%
7,680 Booz Allen Hamilton Holding Corp 1,140,019
10,580 Leidos Holdings Inc 1,386,932
6,540 MSA Safety Inc 1,266,079
50,840 Vestis Corp 979,687
1,890 Waste Management Inc 402,853
Total Commercial & Professional Services 5,175,570
Consumer Discretionary Distribution & Retail - 6.2%
57,400 (b),(c) Amazon.com Inc 10,353,812
68,720 (b) Coupang Inc 1,222,529
3,790 Home Depot Inc/The 1,453,844
5,620 Ross Stores Inc 824,791
3,840 TJX Cos Inc/The 389,453
Total Consumer Discretionary Distribution & Retail 14,244,429
Consumer Durables & Apparel - 0.7%
32,040 Tapestry Inc 1,521,259
Total Consumer Durables & Apparel 1,521,259
Consumer Services - 2.2%
550 Booking Holdings Inc 1,995,334
2,750 Domino's Pizza Inc 1,366,420
18,660 Starbucks Corp 1,705,337
Total Consumer Services 5,067,091
Consumer Staples Distribution & Retail - 2.9%
540 Costco Wholesale Corp 395,620
23,670 Kroger Co/The 1,352,267
15,080 (b) Performance Food Group Co 1,125,571

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

JCE
Shares Description (a) Value
Consumer Staples Distribution & Retail (continued)
6,930 Target Corp $ 1,228,066
42,387 Walmart Inc 2,550,426
Total Consumer Staples Distribution & Retail 6,651,950
Energy - 3.3%
43,210 Baker Hughes Co 1,447,535
1,669 Chevron Corp 263,268
1,760 Coterra Energy Inc 49,069
8,710 EOG Resources Inc 1,113,486
10,430 Exxon Mobil Corp 1,212,383
25,080 HF Sinclair Corp 1,514,080
240 Ovintiv Inc 12,456
11,980 Valero Energy Corp 2,044,866
Total Energy 7,657,143
Equity Real Estate Investment Trusts (REITs) - 1.4%
32,870 Americold Realty Trust Inc 819,120
6,600 Lamar Advertising Co, Class A 788,106
28,590 Ventas Inc 1,244,809
5,390 Welltower Inc 503,642
Total Equity Real Estate Investment Trusts (REITs) 3,355,677
Financial Services - 6.8%
34,080 (b) Affirm Holdings Inc 1,269,821
13,850 (b) Berkshire Hathaway Inc, Class B 5,824,202
10,430 (b) Block Inc 882,169
790 CME Group Inc 170,079
1,901 Mastercard Inc, Class A 915,465
2,200 MSCI Inc 1,232,990
25,060 (b) PayPal Holdings Inc 1,678,769
16,900 State Street Corp 1,306,708
11,260 Tradeweb Markets Inc, Class A 1,172,954
4,160 Visa Inc, Class A 1,160,973
Total Financial Services 15,614,130
Food, Beverage & Tobacco - 3.8%
13,060 Bunge Global SA 1,338,911
1,300 Coca-Cola Co/The 79,534
20,420 General Mills Inc 1,428,788
15,710 PepsiCo Inc 2,749,407
20,700 Philip Morris International Inc 1,896,534
71,550 WK Kellogg Co 1,345,140
Total Food, Beverage & Tobacco 8,838,314
Health Care Equipment & Services - 5.6%
22,650 (b) Boston Scientific Corp 1,551,298
12,120 Cardinal Health Inc 1,356,228
19,390 (b) Centene Corp 1,521,727
4,880 Cigna Group/The 1,772,367
3,180 Humana Inc 1,102,570
2,620 (b) IDEXX Laboratories Inc 1,414,617
6,050 (b) Insulet Corp 1,036,970
20,960 Medtronic PLC 1,826,664
2,700 UnitedHealth Group Inc 1,335,690
Total Health Care Equipment & Services 12,918,131
Household & Personal Products - 0.8%
11,940 Procter & Gamble Co/The 1,937,265
Total Household & Personal Products 1,937,265

Shares Description (a) Value
Insurance - 1.4%
8,870 Marsh & McLennan Cos Inc $ 1,827,043
4,780 Willis Towers Watson PLC 1,314,500
Total Insurance 3,141,543
Materials - 1.2%
6,390 Ecolab Inc 1,475,451
27,130 Westrock Co 1,341,579
Total Materials 2,817,030
Media & Entertainment - 10.4%
30,500 (b),(c) Alphabet Inc, Class A 4,603,365
36,710 (b),(c) Alphabet Inc, Class C 5,589,465
46,910 Comcast Corp, Class A 2,033,548
13,570 Meta Platforms Inc 6,589,321
2,640 (b) Netflix Inc 1,603,351
3,480 (b) Spotify Technology SA 918,372
21,720 Walt Disney Co/The 2,657,659
Total Media & Entertainment 23,995,081
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
17,060 AbbVie Inc 3,106,626
33,580 Bristol-Myers Squibb Co 1,821,043
2,950 Eli Lilly & Co 2,294,982
21,459 Johnson & Johnson 3,394,599
210 (b) Medpace Holdings Inc 84,872
23,991 Merck & Co Inc 3,165,612
130 (b) Mettler-Toledo International Inc 173,068
1,810 (b) Neurocrine Biosciences Inc 249,635
68,190 Pfizer Inc 1,892,273
810 (b) Regeneron Pharmaceuticals Inc 779,617
763 Thermo Fisher Scientific Inc 443,463
800 Zoetis Inc 135,368
Total Pharmaceuticals, Biotechnology & Life Sciences 17,541,158
Real Estate Management & Development - 0.2%
2,190 (b) Jones Lang LaSalle Inc 427,247
Total Real Estate Management & Development 427,247
Semiconductors & Semiconductor Equipment - 9.5%
3,290 (b) Advanced Micro Devices Inc 593,812
10,080 Applied Materials Inc 2,078,799
1,610 Broadcom Inc 2,133,910
12,880 (b) Cirrus Logic Inc 1,192,173
1,520 Micron Technology Inc 179,193
14,690 NVIDIA Corp 13,273,296
14,670 QUALCOMM Inc 2,483,631
Total Semiconductors & Semiconductor Equipment 21,934,814
Software & Services - 12.4%
5,190 (b) Adobe Inc 2,618,874
560 (b) Atlassian Corp Ltd, Class A 109,262
6,050 (b) Cadence Design Systems Inc 1,883,244
7,940 (b) DocuSign Inc 472,827
42,745 Microsoft Corp 17,983,676
10,931 Salesforce Inc 3,292,198
5,880 (b) VeriSign Inc 1,114,319
16,980 (b) Zoom Video Communications Inc, Class A 1,109,983
Total Software & Services 28,584,383

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

JCE
Investments in Derivatives
Shares Description (a) Value
Technology Hardware & Equipment - 7.0%
85,738 (c) Apple Inc $ 14,702,352
4,250 Motorola Solutions Inc 1,508,665
Total Technology Hardware & Equipment 16,211,017
Transportation - 0.1%
3,850 (b) Alaska Air Group Inc 165,512
Total Transportation 165,512
Utilities - 1.6%
22,760 Evergy Inc 1,214,929
18,200 Sempra 1,307,306
21,190 Xcel Energy Inc 1,138,962
Total Utilities 3,661,197
Total Common Stocks
(cost $166,597,510) 227,943,432
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1.4% X 3,264,783
6,210
iShares Core S&P 500 ETF
$ 3,264,783
Total Exchange-Traded Funds
(cost $2,912,025) 3,264,783
Type Description (d)
Number of
Contracts
Notional
Amount (e)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0.0%
Put S&P 500 Index 10 $ 4,500,000 $ 4500 4/19/24 $ 1,675
Total Options Purchased
(cost $4,024) 10 $ 4,500,000 1,675
Total Long-Term Investments
(cost $169,513,559) 231,209,890
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.3%
–
REPURCHASE AGREEMENTS - 2.3% X 5,297,002
$ 5,297 (f) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 $ 5,297,002
Total Repurchase Agreements
(cost $5,297,002) 5,297,002
Total Short-Term Investments
(cost $5,297,002) 5,297,002
Total Investments (cost $174,810,561 ) - 102.5% 236,506,892
Other Assets & Liabilities, Net -  (2.5)% (5,672,892)
Net Assets Applicable to Common Shares - 100% $ 230,834,000
Options Written
Type Description(d)
Number of
Contracts
Notional
Amount (e)
Exercise
Price Expiration Date Value
Call Russell 2000 Index/Old (11) $ (2,420,000) $ 2,200 4/19/24 $ (12,980)
Call S&P 500 Index (25) (13,000,000) 5,200 4/19/24 (237,125)
Call S&P 500 Index (55) (29,150,000) 5,300 4/19/24 (193,325)
Call S&P 500 Index (15) (8,100,000) 5,400 4/19/24 (12,225)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Type Description(d)
Number of
Contracts
Notional
Amount (e)
Exercise
Price Expiration Date Value
Call S&P 500 Index (30) $ (15,900,000) $ 5,300 4/30/24 $ (156,000)
Total Options Written (premiums received $494,936) (136) $(68,570,000) $(611,655)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 227,943,432 $ – $ – $ 227,943,432
Exchange-Traded Funds 3,264,783 – – 3,264,783
Options Purchased 1,675 – – 1,675
Short-Term Investments:
Repurchase Agreements – 5,297,002 – 5,297,002
Investments in Derivatives:
Options Written (611,655) – – (611,655)
Total
$ 230,598,235 $ 5,297,002 $ – $ 235,895,237
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $5,297,944 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $5,403,030.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's